Summary of Significant Accounting Policies 10-Q - A PARADISE ACQUISITION CORP. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Basis Of Presentation And Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Loss Per Ordinary Share
Basic and diluted net loss per common share for the three months ended March 31, 2026 and 2025 was calculated as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Numerator:
Net loss	$(16,429,430)	$(3,308,219)
Less: Cumulative preferred dividends	—	—

Net loss attributable to common stockholders	$(16,429,430)	$(3,308,219)

Denominator:
Weighted average common shares outstanding—basic and diluted	10,233,183	10,000,000

Net loss per share attributable to common stockholders—basic and diluted	$(1.61)	$(0.33)

Basic and diluted net loss per common share for the years ended December 31, 2025 and 2024 was calculated as follows:

	For the Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(26,661,677)	$(4,699,469)
Less: Cumulative preferred dividends	—	—

Net loss attributable to common stockholders	$(26,661,677)	$(4,699,469)

Denominator:
Weighted average common shares outstanding-basic and diluted	10,174,887	10,000,000

Net loss per share attributable to common stockholders- basic and diluted	$(2.62)	$(0.47)

A PARADISE ACQUISITION CORP.
Basis Of Presentation And Significant Accounting Policies [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption
Accordingly, as of March 31, 2026, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of permanent shareholders’ equity on the Company’s balance sheet in the following table:

Gross proceeds	$200,000,000
Subtract:
Proceeds allocated to Public Share Rights	(5,400,000)
Proceeds allocated to over-allotment option	(272,989)
Class A ordinary shares issuance costs	(12,303,992)
Add:
Accretion of carrying value to redemption value	17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	3,318,154

Class A ordinary shares subject to possible redemption—December 31, 2025	$203,318,154

Add:
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	$1,787,764
Class A ordinary shares subject to possible redemption—March 31, 2026	$205,105,918

Accordingly, as of December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of permanent shareholders’ equity on the Company’s consolidated balance sheet in the following table:

Gross proceeds	$200,000,000
Subtract:
Proceeds allocated to Public Share Rights	(5,400,000)
Proceeds allocated to over-allotment option	(272,989)
Class A ordinary shares issuance costs	(12,303,992)
Add:
Accretion of carrying value to redemption value	17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	3,318,154

Class A ordinary shares subject to possible redemption—December 31, 2025	$203,318,154

Schedule of Net Income (Loss) per Share Presented in the Statement of Operations
The net income (loss) per share presented in the statement of operations is based on the following:

	Three months ended March 31,
	2026	2025
Net income (loss)	$1,419,174	$(34,600)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(1,787,764)	—

Net loss including accretion of ordinary shares to redemption value	$(368,590)	$(34,600)

The net income (loss) per share presented in the statement of operations is based on the following:

	For the years ended December 31,
	2025	2024
Net income (loss)	$2,568,594	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)	—

Net loss including accretion of ordinary shares to redemption value	$(749,560)	$(75,562)

	For the years ended December 31,
	2025		2024
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(410,671)	$(338,889)	$—	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned trust account)	3,318,154	—	—	—

Allocation of net income (loss)	2,907,483	(338,889)	—	(75,562)

Denominator:
Basic and diluted weighted average shares outstanding	8,383,562	6,918,174	—	6,666,667

Basic and diluted net income (loss) per ordinary share	$0.35	$(0.05)	$—	$(0.01)

Schedule of Basic and Diluted Net Loss Per Ordinary Share

	For the three months ended March 31,
	2026		2025
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share Numerator:
Allocation of net loss	$(270,359)	$(98,231)	$—	$(34,600)
Subsequent measurement of ordinary shares subject to redemption (interest earned trust account)	1,787,764	—	—	—

Allocation of net income (loss)	1,517,405	(98,231)	—	(34,600)

Denominator:
Basic and diluted weighted average shares outstanding	20,000,000	7,266,667	—	6,666,667

Basic and diluted net income (loss) per ordinary share	$0.08	$(0.01)	$—	$(0.01)

The net income (loss) per share presented in the statement of operations is based on the following:

	For the years ended December 31,
	2025	2024
Net income (loss)	$2,568,594	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)	—

Net loss including accretion of ordinary shares to redemption value	$(749,560)	$(75,562)

	For the years ended December 31,
	2025		2024
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(410,671)	$(338,889)	$—	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned trust account)	3,318,154	—	—	—

Allocation of net income (loss)	2,907,483	(338,889)	—	(75,562)

Denominator:
Basic and diluted weighted average shares outstanding	8,383,562	6,918,174	—	6,666,667

Basic and diluted net income (loss) per ordinary share	$0.35	$(0.05)	$—	$(0.01)